Expense Example - MassMutual Core Bond Fund	Sep. 30, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	462
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	586
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	708
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	829
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,008
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	506
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,447
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,300
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	$ 586